Deferred Tax Credits - Schedule of Deferred Tax Credits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Credits
Deferred research & development tax credits	$ 692	$ 847
Deferred other tax credits	2	1
Total deferred tax credits	$ 694	$ 848